Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005564
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	Investor Class
Trading Symbol	PRTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Intermediate Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - Investor Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The intermediate-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2026, as intermediate-maturity yields and coupon income supported performance. Yields moved lower through late 2025 amid Federal Reserve easing expectations, softer labor market data, and benign inflation, then rose as geopolitical risks, inflation concerns, and fiscal worries reemerged.

  The fund’s security selection contributed to returns relative to its style-specific benchmark, the Bloomberg U.S. 4–10 Year Treasury Bond Index. The fund’s selection of several individual Treasury holdings, particularly 3-5 year nominal Treasuries, more than offset modest detractors elsewhere.

  Management of the fund’s overall duration relative to its benchmark hindered performance on the margin relative to the style-specific benchmark. A short 2-year Treasury position detracted, particularly in August as investors focused on labor market weakness, while overweight positions in the 5- and 10-year areas of the curve helped offset the impact.

  The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal. The fund remained nearly fully invested in U.S. Treasury securities throughout the year, with minimal exposure outside the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,141	10,232	10,165
2016	9,769	9,908	9,798
2017	9,837	10,008	9,862
2017	9,963	10,158	10,019
2017	10,054	10,283	10,117
2017	9,907	10,227	9,961
2018	9,701	10,059	9,751
2018	9,763	10,120	9,833
2018	9,812	10,175	9,878
2018	9,807	10,089	9,880
2019	10,034	10,378	10,130
2019	10,446	10,768	10,532
2019	10,839	11,210	10,929
2019	10,704	11,178	10,821
2020	11,154	11,590	11,304
2020	11,532	11,781	11,704
2020	11,541	11,936	11,738
2020	11,508	11,992	11,689
2021	11,265	11,750	11,432
2021	11,249	11,734	11,414
2021	11,381	11,925	11,548
2021	11,216	11,854	11,400
2022	10,921	11,440	11,109
2022	10,275	10,769	10,499
2022	10,064	10,552	10,312
2022	9,863	10,332	10,129
2023	9,766	10,328	10,035
2023	9,988	10,538	10,319
2023	9,765	10,426	10,140
2023	9,796	10,454	10,173
2024	9,926	10,671	10,317
2024	9,906	10,676	10,295
2024	10,385	11,187	10,803
2024	10,298	11,173	10,720
2025	10,417	11,291	10,864
2025	10,515	11,258	10,961
2025	10,760	11,538	11,229
2025	10,941	11,809	11,427
2026	11,084	11,998	11,589
2026	10,864	11,836	11,362

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
U.S. Treasury Intermediate Index Fund (Investor Class)	3.32%	-0.69%	0.83%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. 4-10 Year Treasury Bond Index (Strategy Benchmark)	3.66	-0.09	1.28

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 441,394,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 147,000
InvestmentCompanyPortfolioTurnover	13.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$441,394 Number of Portfolio Holdings54
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.2%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	99.2%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190630
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	I Class
Trading Symbol	PRKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Intermediate Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - I Class	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The intermediate-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2026, as intermediate-maturity yields and coupon income supported performance. Yields moved lower through late 2025 amid Federal Reserve easing expectations, softer labor market data, and benign inflation, then rose as geopolitical risks, inflation concerns, and fiscal worries reemerged.

  The fund’s security selection contributed to returns relative to its style-specific benchmark, the Bloomberg U.S. 4–10 Year Treasury Bond Index. The fund’s selection of several individual Treasury holdings, particularly 3-5 year nominal Treasuries, more than offset modest detractors elsewhere.

  Management of the fund’s overall duration relative to its benchmark hindered performance on the margin relative to the style-specific benchmark. A short 2-year Treasury position detracted, particularly in August as investors focused on labor market weakness, while overweight positions in the 5- and 10-year areas of the curve helped offset the impact.

  The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal. The fund remained nearly fully invested in U.S. Treasury securities throughout the year, with minimal exposure outside the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
5/31/17	504,112	504,163	503,959
8/31/17	508,052	510,360	508,910
11/30/17	500,743	507,571	501,041
2/28/18	490,572	499,250	490,488
5/31/18	493,013	502,274	494,586
8/31/18	495,675	505,004	496,880
11/30/18	496,518	500,759	496,959
2/28/19	508,174	515,075	509,545
5/31/19	528,356	534,421	529,755
8/31/19	548,426	556,375	549,754
11/30/19	541,765	554,796	544,274
2/29/20	565,677	575,250	568,599
5/31/20	584,148	584,740	588,726
8/31/20	585,704	592,392	590,412
11/30/20	583,311	595,207	587,950
2/28/21	572,097	583,208	575,041
5/31/21	571,495	582,372	574,100
8/31/21	577,492	591,892	580,844
11/30/21	570,245	588,342	573,432
2/28/22	555,480	567,787	558,786
5/31/22	522,836	534,490	528,109
8/31/22	512,328	523,730	518,677
11/30/22	502,331	512,801	509,509
2/28/23	497,552	512,588	504,740
5/31/23	508,063	523,036	519,062
8/31/23	497,884	517,481	510,068
11/30/23	498,703	518,851	511,714
2/29/24	506,480	529,642	518,966
5/31/24	505,666	529,865	517,864
8/31/24	530,391	555,240	543,412
11/30/24	525,170	554,522	539,227
2/28/25	532,589	560,405	546,452
5/31/25	537,873	558,790	551,320
8/31/25	550,724	572,654	564,800
11/30/25	560,333	586,137	574,797
2/28/26	567,979	595,490	582,933
5/31/26	555,936	587,474	571,505

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 5/3/17
U.S. Treasury Intermediate Index Fund (I Class)	3.36%	-0.55%	1.18%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.79
Bloomberg U.S. 4-10 Year Treasury Bond Index (Strategy Benchmark)	3.66	-0.09	1.48

Performance Inception Date	May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 441,394,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 147,000
InvestmentCompanyPortfolioTurnover	13.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$441,394 Number of Portfolio Holdings54
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.2%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	99.2%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225819
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	Z Class
Trading Symbol	TRZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Intermediate Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The intermediate-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2026, as intermediate-maturity yields and coupon income supported performance. Yields moved lower through late 2025 amid Federal Reserve easing expectations, softer labor market data, and benign inflation, then rose as geopolitical risks, inflation concerns, and fiscal worries reemerged.

  The fund’s security selection contributed to returns relative to its style-specific benchmark, the Bloomberg U.S. 4–10 Year Treasury Bond Index. The fund’s selection of several individual Treasury holdings, particularly 3-5 year nominal Treasuries, more than offset modest detractors elsewhere.

  Management of the fund’s overall duration relative to its benchmark hindered performance on the margin relative to the style-specific benchmark. A short 2-year Treasury position detracted, particularly in August as investors focused on labor market weakness, while overweight positions in the 5- and 10-year areas of the curve helped offset the impact.

  The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal. The fund remained nearly fully invested in U.S. Treasury securities throughout the year, with minimal exposure outside the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,952	9,989	9,948
5/31/21	9,928	9,975	9,932
8/31/21	10,051	10,138	10,048
11/30/21	9,911	10,077	9,920
2/28/22	9,657	9,725	9,667
5/31/22	9,093	9,154	9,136
8/31/22	8,912	8,970	8,973
11/30/22	8,757	8,783	8,814
2/28/23	8,660	8,779	8,732
5/31/23	8,862	8,958	8,980
8/31/23	8,670	8,863	8,824
11/30/23	8,704	8,887	8,852
2/29/24	8,825	9,071	8,978
5/31/24	8,813	9,075	8,959
8/31/24	9,247	9,510	9,401
11/30/24	9,176	9,498	9,328
2/28/25	9,290	9,598	9,453
5/31/25	9,385	9,571	9,538
8/31/25	9,612	9,808	9,771
11/30/25	9,782	10,039	9,944
2/28/26	9,918	10,199	10,085
5/31/26	9,730	10,062	9,887

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 2/22/21
U.S. Treasury Intermediate Index Fund (Z Class)	3.68%	-0.40%	-0.52%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.12
Bloomberg U.S. 4-10 Year Treasury Bond Index (Strategy Benchmark)	3.66	-0.09	-0.22

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 441,394,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 147,000
InvestmentCompanyPortfolioTurnover	13.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$441,394 Number of Portfolio Holdings54
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.2%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.8

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	99.2%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless